Redeemable non-controlling interests (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
RNCI recognized on business acquisitions		¥ 8,473
RNCI share of earnings		781
Closing balance	$ 1,329	¥ 9,254